------------------------
                                                       OMB APPROVAL
                                                       ----------------------
                                                       OMB NUMBER 3235-0570

                                                       Expires: Nov. 30, 2005

                                                       Estimated average burden
                                                       hours per response: 5.0
                                                       ------------------------

                                  UNITED STATES
                        SECURITIES AND EXCHANGE COMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number 811-09112
                                   ---------


                         EAI Select Managers Equity Fund
           ---------------------------------------------------------
               (Exact name of registrant as specified in charter)


            200 Connecticut Avenue, Suite 700, Norwalk, CT 06854-1958
           ---------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                   Evaluation Associates Capital Markets Inc.
                 200 Connecticut Avenue, Norwalk, CT 06854-1958
           ---------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 203-855-2255 (call collect)
                                                    ---------------------------

Date of fiscal year end: December 31, 2002
                         -----------------

Date of reporting period: December 31, 2002
                          -----------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO SHAREHOLDERS




                         EAI SELECT MANAGERS EQUITY FUND

                                 REVIEW OF 2002

--------------------------------------------------------------------------------

Dear Fellow Shareholder:

We are very pleased to present the seventh annual report on the EAI Select Managers Equity Fund (the "Fund"). The first part of this review details the performance of the Fund and the factors that influenced it, while the second and third parts summarize the economy and domestic equity market in 2002.

EAI SELECT MANAGERS EQUITY FUND

EAI Select Managers Equity Fund was down 25.00% for the full calendar year 2002, despite a gain of 5.41% in the fourth quarter. The Fund underperformed both the S&P 500, down 22.11%, and its peer group, the Morningstar Large Blend Equity Fund Universe, whose average return was a loss of 22.06%. The Fund's performance lag was due to poor stock selection, despite favorable sector allocations.

Notable problem areas for the Fund included healthcare and information technology sectors. But one bright spot for the fund was the consumer staples sector. Companies with steady growth and simple business plans were favored by investors, such as Wm. Wrigley, up 8.5%, and Hershey Foods Corp, up 1.4%. Despite these positive returns the sector, which represents 9% of the Fund, was down 5.2%.

The healthcare sector lost 25.2% compared to the S&P 500 healthcare sector, down 18.9%. One of the group's worst performing stocks was Tenet Healthcare Corp, down 58.1%, which fell after it was revealed that the government was investigating its Medicare billing practices. The healthcare sector also included the Fund's largest contributor, Boston Scientific which surged 76.3% due to a continued strong demand for minimally invasive medical/surgical devices. Also within healthcare, biotechnology issues were especially weak as concerns mounted about delays in FDA approvals. Most biotech stocks (7 out of 8) were down over 30%, with the smallest loss generated by Amgen Inc., down only 14.4%.

Losses in information technology issues also hurt Fund performance, with the sector down 40.7% compared to the S&P 500 information technology sector, down 37.4%. The 3.3% lag in performance muted the Fund's benefit of a smaller allocation to information technology (13% versus 15% for the S&P 500). Many information technology stocks were hurt by continuing weak consumer demand. Some of the group's worst performing issues were Sun Microsystems Inc., down 74.7%, EMC Corp., down 54.3%, and Intel Corp., down 50.3%. But the sector's largest holding, Intuit, a personal software provider, gained 9.7%.

PERCENT OF NET ASSETS AS OF 12/31/02: WM. WRIGLEY (1.6%), HERSHEY FOODS CORP (1.1%), TENET HEALTHCARE CORP (0.4%), BOSTON SCIENTIFIC (0.7%), AMGEN INC. (0.7%), SUN MICROSYSTEMS INC. (0.2%), EMC CORP. (0.4%), INTEL CORP. (0.5%), AND INTUIT (1.2%). ALL OTHER WEIGHTS STATED ABOVE REPRESENT THE AVERAGE WEIGHT FOR THE YEAR 2002.

ECONOMIC REVIEW

During most of 2002 the Federal Reserve took a "wait-and-see" approach after lowering interest rates eleven times in the prior year in order to jump-start the economy. As evidence mounted that the economy was not rebounding on a sustained basis, the Federal Reserve policy makers reduced short-term interest rates by a surprisingly large 0.50% at their regularly scheduled November 6 meeting. The twelve cuts since early 2001 brought the cumulative reduction to 5.25% (Fed Funds: 6.5% down to 1.25%; and Discount Rate: 6.0% down to 0.75%). This is the most aggressive pace of cuts since 1982 as rates fell to their lowest level since 1961. Fed Chairman Greenspan described the latest cut, the first in eleven months, as an "insurance policy" for continued economic growth.

                         EAI SELECT MANAGERS EQUITY FUND
--------------------------------------------------------------------------------


THE STOCK MARKET REVIEW

                         QUARTERLY RETURNS
                  ------------------------------     YEAR
                   MARCH    JUNE    SEPT.   DEC.     2002
                  ------    ----    ----    ----     ----

S&P 500 ........   0.3%    -13.4%   -17.3%   8.4%   -22.1%
Russell 2000 ...   4.0      -8.4    -21.4    6.1    -20.5
NASDAQ .........   5.3     -20.6    -19.8   14.1    -31.3
--------------------------------------------------------------------------------

In 2002, the S&P 500 fell 22.1%, marking the third consecutive year of losses, and the worst drop since 1974.

The U.S. markets had five distinct phases during 2002. See below:

PERIOD            S&P 500     RUSSELL 2000      NASDAQ
------            -------     ------------      ------
12/31--7/23        -30.0%         -25.0%        -36.9%
7/23--8/22         +20.9          +12.7         +15.8
8/22--10/9         -19.1          -20.0         -21.7
10/9--11/28        +21.2          +25.7         +33.6
11/28--12/31        -6.1           -6.5         -10.2

As you can see above, the market was on the extreme defensive during the first 61/2 months of the year. Concerns about tensions in the Middle East and its impact on oil prices, the budding U.S. recovery, corporate earnings and integrity of corporate accounting records took their toll on the market. Also confidence was shaken by concerns over analyst independence from the investment banking relationships of their firms and accounting issues, such as revelations of fraud at WorldCom.

A brief one-month, mid-summer reprieve from the devastating losses was a welcome relief. The steep drops from the highs of 2000 finally brought some brave investors back to the market. In fact, July 24's turnaround gains (S&P 500:
+5.7%) were the best in 15 years and those were matched on the 29th! The four-day rally (+12.7%) was the best since October 1974.

The month long advance started to unravel on news that the New York Attorney General's office was broadening its investigation of Citigroup. Investors were also discouraged when a diverse group of companies, such as Nortel Networks, McDonalds, Electronic Data Systems and J.P. Morgan Chase, announced extremely discouraging outlooks. And the economy, the one bright spot in 2002, started to show signs of slowing. By October 9, the market had retraced six years of gains. In fact, the S&P 500's decline of 49.1% since the start of the bear market in March 2000 now exceeded the losses of 1973/1974.

Other than Yahoo's news of better-than-expected earnings, there was no other catalyst for the start of an extremely strong six-week rally that began on October 10th. As was true during the summer, the rally ran out of steam in December, which was the worst since 1931. In addition to the concerns noted above, was the geopolitical tension created by North Korea's decision to restart its nuclear arms program.

Despite a robust rebound in the fourth quarter, all sectors measured generated negative returns for the full year, with 8 of the 10 posting double-digit losses. The worst performing sectors were the growth biased information technology, down 37.4%, and telecomm services, down 34.0%. On the flip side, the defensively-oriented consumer staples held up well for the year, losing only 4.3%.

                                    * * * * *
The attached report provides you with the performance results, schedule of investments and the financial statements as of December 31, 2002. As always, should you have any questions, please feel free to contact us at 203-855-2255 (call collect), or visit the Fund's website at: www.eaiselect.com.

                         EAI SELECT MANAGERS EQUITY FUND
--------------------------------------------------------------------------------

We thank you for your continued confidence in the EAI Select Managers Equity
Fund.

Sincerely,

/s/ PHILLIP MAISANO
-------------------
Phillip Maisano
President
January 23, 2003

[Data below represents line chart in the printed piece]

                   EAI Select               S&P 500 Index
                   ----------               -------------
12/31/95             10000                     10000
12/31/96             11435                     12296
12/31/97             14732.3                   16397.9
12/31/98             18247.5                   21082.8
12/31/99             23851.2                   25516.6
12/31/00             22565.4                   23192
12/31/01             19513.3                   20436.8
12/31/02             14635                     15918


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/02
--------------------------------------------------------------------------------
                                                           SINCE
                                                         INCEPTION
                      1 YEAR      3 YEARS     5 YEARS     (1/2/96)
--------------------------------------------------------------------------------
 The Fund .......     -25.00      -15.02      -0.13         5.59
--------------------------------------------------------------------------------
 Peer Group* ....     -22.06      -13.53      -1.47         5.54
--------------------------------------------------------------------------------

The performance data represents past performance and is not indicative of future results. Investment return and principal value of an investment in the Fund will vary so that shares, when redeemed, may be worth more or less than their original cost.

*Morningstar Large Blend Average is a universe of large-cap blend mutual funds which focus on big companies that are fairly representative of the overall stock market in both size and price. They tend to invest across the spectrum of U.S. industries and owing to their broad exposure, the funds' returns are often similar to the S&P 500 Index. As of 12/31/02 the Large Blend Universe contained 1,372 funds. Source: Morningstar Principia Pro Mutual Funds December 31, 2002 release.

The S&P 500 Index is an unmanaged capitalization weighted index of 500 commonly traded stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of those stocks. The index assumes reinvestment of dividends. Unless otherwise indicated, performance figures are for the month indicated (through the last trading date that month).

The Manager is currently waiving certain or all expenses on the Fund. Had the Fund incurred all expenses, investment returns would have been reduced.

                         EAI SELECT MANAGERS EQUITY FUND
                    SCHEDULE OF INVESTMENTS DECEMBER 31, 2002

NO. OF
COMMON
SHARES                 SECURITIES                                 VALUE (NOTE 1)
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE: 4.0%

 4,800     General Dynamics Corp. ........................          $   380,976
 2,700     L-3 Communications Holdings, Inc.+ ............              121,257
 6,600     Lockheed Martin Corp. .........................              381,150
 4,800     Northrop Grumman Corp. ........................              465,600
 1,200     United Technologies Corp. .....................               74,328
                                                                    ------------
                                                                       1,423,311
                                                                    ------------
AIR FREIGHT & LOGISTICS: 0.8%

 3,500     Expeditors International of
             Washington, Inc. ............................               114,275
 3,100     Fedex Corp. ...................................               168,082
                                                                    ------------
                                                                         282,357
                                                                    ------------
BANKS: 3.3%

 4,100     Bank of America Corp. .........................               285,237
 4,100     HSBC Holdings PLC (ADR) .......................               225,418
10,400     Mellon Financial Corp. ........................               271,544
 8,100     Wells Fargo & Co. .............................               379,647
                                                                    ------------
                                                                       1,161,846
                                                                    ------------
BEVERAGES: 2.8%

 8,310     Coca-Cola Co. .................................               364,144
14,900     PepsiCo, Inc. .................................               629,078
                                                                    ------------
                                                                         993,222
                                                                    ------------
BIOTECHNOLOGY: 4.3%

 5,370     Amgen, Inc.+ ..................................               259,586
11,100     Biogen, Inc.+ .................................               444,666
 5,600     Genentech, Inc.+ ..............................               185,696
10,100     Genzyme Corp.--General Division+ ..............               298,657
 4,000     IDEC Pharmaceuticals Corp.+ ...................               132,680
 3,100     Invitrogen Corp.+ .............................                97,123
 4,200     MedImmune, Inc.+ ..............................               114,114
                                                                    ------------
                                                                       1,532,522
                                                                    ------------
CHEMICALS: 1.4%

 2,900     Dow Chemical Co. ..............................                86,130
 4,900     E.I. Du Pont de Nemours & Co. .................               207,760
 5,000     International Flavors & Fragrances, Inc. ......               175,500
   461     Monsanto Co.                                                    8,874
                                                                    ------------
                                                                         478,264
                                                                    ------------
COMMERCIAL SERVICES & SUPPLIES: 5.5%

 4,500     Automatic Data Processing, Inc. ...............               176,625
31,900     Cendant Corp.+ ................................               334,312
 4,075     Concord EFS, Inc.+ ............................                64,141
15,400     First Data Corp. ..............................               545,314
 3,200     H&R Block, Inc. ...............................               128,640
10,700     Sabre Holdings Corp.+ .........................               193,777
 6,800     Valassis Communications, Inc.+ ................               200,124
13,600     Waste Management, Inc. ........................               311,712
                                                                    ------------
                                                                       1,954,645
                                                                    ------------
COMMUNICATIONS EQUIPMENT: 1.5%

13,920     Cisco Systems, Inc.+ ..........................               182,352
11,400     Motorola, Inc. ................................                98,610
 6,400     QUALCOMM, Inc.+ ...............................               232,896
                                                                    ------------
                                                                         513,858
                                                                    ------------
COMPUTERS & PERIPHERALS: 2.2%

11,015     Dell Computer Corp.+ ..........................               294,541
23,150     EMC Corp.+ ....................................               142,141
 3,215     International Business Machines Corp. .........               249,163
27,620     Sun Microsystems, Inc.+ .......................                85,898
                                                                    ------------
                                                                         771,743
                                                                    ------------
DIVERSIFIED FINANCIALS: 13.6%

 5,800     American Express Co. ..........................               205,030
31,300     Charles Schwab Co. ............................               339,605
14,470     Citigroup, Inc. ...............................               509,199
17,400     Federal Home Loan Mortgage Corp. ..............             1,027,470
 9,700     Federal National Mortgage Association .........               624,001
 7,570     Franklin Resources, Inc. ......................               257,986
 3,500     Goldman Sachs Group, Inc. .....................               238,350
 4,400     Household International, Inc. .................               122,364
 3,600     Lehman Brothers Holdings, Inc. ................               191,844
21,900     MBNA Corp. ....................................               416,538
 3,300     Merrill Lynch and Co., Inc. ...................               125,235
 3,000     Moody's Corp. .................................               123,870
 8,300     Morgan Stanley ................................               331,336
 2,800     SLM Corp. .....................................               290,808
                                                                    ------------
                                                                       4,803,636
                                                                    ------------
ELECTRICAL EQUIPMENT: 0.8%

10,300     Energizer Holdings, Inc.+ .....................               287,370
                                                                    ------------
ELECTRICAL EQUIPMENT &
INSTRUMENTATION: 0.9%

 6,000     Agilent Technologies, Inc.+ ...................               107,760
 4,490     Flextronics International Ltd.+ ...............                36,773


4                       See Notes to Financial Statements

                         EAI SELECT MANAGERS EQUITY FUND
              SCHEDULE OF INVESTMENTS DECEMBER 31, 2002 (continued)


NO. OF
COMMON
SHARES                 SECURITIES                                 VALUE (NOTE 1)
--------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT &
INSTRUMENTATION: (CONTINUED)

11,825     Solectron Corp.+ ..............................          $     41,979
 5,400     Waters Corp.+ .................................               117,612
                                                                    ------------
                                                                         304,124
                                                                    ------------
ENERGY EQUIPMENT & SERVICES: 0.1%

 1,500     Smith International, Inc.+ ....................                48,930
                                                                    ------------
FOOD & DRUG RETAILING: 0.7%

 5,700     Sysco Corp. ...................................               169,803
 3,300     Walgreen Co. ..................................                96,327
                                                                    ------------
                                                                         266,130
                                                                    ------------
FOOD PRODUCTS: 2.7%

 5,500     Hershey Foods Corp. ...........................               370,920
10,400     Wrigley (Wm.) Jr. Co. .........................               570,752
                                                                    ------------
                                                                         941,672
                                                                    ------------
HEALTHCARE EQUIPMENT & SUPPLY: 2.4%

 3,000     Baxter International, Inc. ....................                84,000
 5,000     Biomet, Inc. ..................................               143,300
 5,711     Boston Scientific Corp.+ ......................               242,832
11,700     Guidant Corp.+ ................................               360,945
                                                                    ------------
                                                                         831,077
                                                                    ------------
HEALTHCARE PROVIDERS & SERVICES: 1.5%
 4,000     Health Management Associates, Inc.
             (Class A) ...................................                71,600
 2,815     McKesson Corp. ................................                76,089
 9,150     Tenet Healthcare Corp.+ .......................               150,060
 3,200     WellPoint Health Networks, Inc.+ ..............               227,712
                                                                    ------------
                                                                         525,461
                                                                    ------------
HOTELS, RESTAURANTS & LEISURE: 3.7%

 2,800     Brinker International Inc.+ ...................                90,300
 2,800     Carnival Corp. ................................                69,860
17,400     Harrah's Entertainment, Inc.+ .................               689,040
16,235     McDonalds Corp. ...............................               261,059
 7,600     Starwood Hotels and Resorts
             Worldwide, Inc. .............................               180,424
                                                                    ------------
                                                                       1,290,683
                                                                    ------------

HOUSEHOLD PRODUCTS: 0.8%

 3,400     Clorox Co. ....................................               140,250
 3,300     Kimberly-Clark Corp. ..........................               156,651
                                                                    ------------
                                                                         296,901
                                                                    ------------
INDUSTRIAL CONGLOMERATES: 0.7%

 15,500    Tyco International Ltd. .......................               264,740
                                                                    ------------

INFORMATION TECHNOLOGY CONSULTING &
SERVICES: 0.3%

 2,900     Computer Sciences Corp.+ ......................                99,905
                                                                    ------------
INSURANCE: 6.0%

 8,800     Ace Ltd. ......................................               258,192
 4,500     Ambac Financial Group, Inc. ...................               253,080
   150     Berkshire Hathaway, Inc. (Class B)+ ...........               363,450
 3,600     Chubb Corp. ...................................               187,920
 3,900     Hartford Financial Services Group, Inc. .......               177,177
 9,200     Marsh & McLennan Cos., Inc. ...................               425,132
13,300     St. Paul Cos., Inc. ...........................               452,865
                                                                    ------------
                                                                       2,117,816
                                                                    ------------
MACHINERY: 0.6%

 4,500     Deere & Co. ...................................               206,325
                                                                    ------------
MEDIA: 13.1%

17,400     AOL Time Warner, Inc.+ ........................               227,940
19,151     Cablevision Systems Corp.--
             New York Group (Class A)+ ...................               320,588
11,475     Clear Channel Communications, Inc.+ ...........               427,903
 2,700     E.W. Scripps Co. (Class A) ....................               207,765
16,900     EchoStar Communications Corp.+ ................               376,194
15,800     Entravision Communications Corp.
             (Class A)+ ..................................               157,684
 4,300     Gannett Co., Inc. .............................               308,740
42,300     Liberty Media Corp. (Class A)+ ................               378,162
13,100     Metro-Goldwyn-Mayer Inc.+ .....................               170,300
 3,500     New York Times Co. (Class A) ..................               160,055
 2,400     Omnicon Group, Inc. ...........................               155,040
17,100     Univision Communications, Inc.
             (Class A)+ ..................................               418,950
21,278     Viacom, Inc. (Class B)+ .......................               867,291
11,200     Westwood One, Inc.+ ...........................               418,432
                                                                    ------------
                                                                       4,595,044
                                                                    ------------


                        See Notes to Financial Statements                      5

                         EAI SELECT MANAGERS EQUITY FUND
              SCHEDULE OF INVESTMENTS DECEMBER 31, 2002 (continued)



NO. OF
COMMON
SHARES                 SECURITIES                                 VALUE (NOTE 1)
--------------------------------------------------------------------------------

MULTILINE RETAIL: 2.5%

 6,900     Costco Wholesale Corp.+ .......................          $    193,614
 3,400     Family Dollar Stores, Inc. ....................               106,114
 3,400     Sears, Roebuck & Co. ..........................                81,430
 7,700     Target Corp. ..................................               231,000
 5,100     Wal-Mart Stores, Inc. .........................               257,601
                                                                    ------------
                                                                         869,759
                                                                    ------------
OIL & GAS: 2.0%

 5,500     Anadarko Petroleum Corp. ......................               263,450
 3,534     ChevronTexaco Corp. ...........................               234,940
 4,200     ConocoPhillips ................................               203,238
                                                                    ------------
                                                                         701,628
                                                                    ------------
PAPER & FOREST PRODUCTS: 1.8%

 7,300     International Paper Co. .......................               255,281
 7,400     Weyerhaeuser Co. ..............................               364,154
                                                                    ------------
                                                                         619,435
                                                                    ------------
PERSONAL PRODUCTS: 1.0%

 1,305     Avon Products, Inc. ...........................                70,300
 9,000     Gillette Co. ..................................               273,240
                                                                    ------------
                                                                         343,540
                                                                    ------------
PHARMACEUTICAL: 6.1%

 5,800     Abbott Laboratories ...........................               232,000
 1,700     Biovail Corp.+ ................................                44,897
 1,000     Eli  Lilly & Co. ..............................                63,500
 5,200     Johnson & Johnson .............................               279,292
 6,690     Merck & Co., Inc. .............................               378,721
23,800     Pfizer, Inc. ..................................               727,566
 1,907     Pharmacia Corp. ...............................                79,713
 8,700     Wyeth .........................................               325,380
                                                                    ------------
                                                                       2,131,069
                                                                    ------------
ROAD & RAIL: 0.3%

 4,800     Swift Transportation Co., Inc.+ ...............                96,086
                                                                    ------------
SEMICONDUCTOR EQUIPMENT &
PRODUCTS: 2.3%

 3,000     Analog Devices, Inc.+ .........................                71,610
16,170     Applied Materials, Inc.+ ......................               210,695
 4,900     Broadcom Corp. (Class A)+ .....................                73,794
10,455     Intel Corp. ...................................               162,784
 4,910     Micron Technology, Inc.+ ......................                47,823
 4,000     Novellus Systems, Inc.+ .......................               112,320
 5,000     Teradyne, Inc.+ ...............................                65,050
 4,000     Texas Instruments, Inc. .......................                60,040
                                                                    ------------
                                                                         804,116
                                                                    ------------
SOFTWARE: 4.4%

 3,805     Adobe Systems, Inc. ...........................                94,783
 9,100     Intuit, Inc.+ .................................               426,972
 5,500     Microsoft Corp.+ ..............................               284,350
37,640     Oracle Corp.+ .................................               406,512
 6,500     Symantec Corp.+. ..............................               262,925
 4,200     Veritas Software Corp.+ .......................                65,604
                                                                    ------------
                                                                       1,541,146
                                                                    ------------
SPECIALTY RETAIL: 1.5%

17,575     Home Depot, Inc. ..............................               421,097
 3,300     Michaels Stores, Inc.+ ........................               103,290
                                                                    ------------
                                                                         524,387
                                                                    ------------
TEXTILE & APPAREL: 0.8%

 6,500     Nike, Inc. (Class B) ..........................               289,055
                                                                    ------------

WIRELESS TELECOM SERVICE: 0.8%

74,600     Crown Castle International Corp.+ .............               279,750
                                                                    ------------
TOTAL COMMON STOCKS: 97.2%
(cost: $40,772,484) ......................................            34,191,553
                                                                    ------------
SHORT-TERM INVESTMENT: 2.7%
952,206    Dreyfus Cash Management Fund
             (Institutional Shares) ......................               952,206
                                                                    ------------
TOTAL SHORT-TERM INVESTMENT
(cost: $952,206) .........................................               952,206
                                                                    ------------
TOTAL INVESTMENTS: 99.9%
(cost: $41,724,690) ......................................            35,143,759
OTHER ASSETS LESS LIABILITIES: 0.1% ......................                21,859
                                                                    ------------
NET ASSETS: 100% .........................................          $ 35,165,618
                                                                    ============
-------------
Glossary:
   ADR--American Depository Receipt
   +--Non-income producing.

6                       See Notes to Financial Statements

                         EAI SELECT MANAGERS EQUITY FUND
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2002
ASSETS:
Investments, at value (cost: $41,724,690)(Note 1)                  $ 35,143,759
Receivables:
  Securities sold                                                       133,830
  Dividends and interest                                                 37,603
  Capital shares sold                                                       237
                                                                   ------------
    Total assets                                                     35,315,429
                                                                   ------------
LIABILITIES:
Payables:
  Securities purchased                                                   73,344
  Administration fee                                                      8,192
  Management fee                                                          1,322
  Capital shares redeemed                                                    50
  Accrued expenses                                                       66,903
                                                                   ------------
    Total liabilities                                                   149,811
                                                                   ------------
NET ASSETS                                                         $ 35,165,618
                                                                   ------------

Net asset value, maximum offering price and
  redemption price per share
  ($35,165,618 / 6,011,610 shares of beneficial
  interest outstanding with an  unlimited number of
  no par value shares authorized)                                  $       5.85
                                                                   ------------
Composition of net assets:
  Aggregate paid in capital                                          48,126,845
  Net unrealized depreciation of investments                         (6,580,931)
  Accumulated net realized loss                                      (6,380,296)
                                                                   ------------
                                                                   $ 35,165,618
                                                                   ============
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS

Year Ended December 31, 2002

INCOME:
Dividends                                                          $     421,322
Interest                                                                  14,627
                                                                    ------------
    Total income                                                         435,949

EXPENSES:
Management (Note 2)                    $   391,499
Administrative (Note 2)                    100,000
Professional                                80,549
Insurance                                   67,316
Custodian                                   51,479
Transfer agent                              31,869
Trustees                                    30,000
Shareholder reports                         15,793
Registration                                12,501
Other                                        5,362
                                       -----------
    Total expenses                         786,368
                                       -----------



STATEMENT OF OPERATIONS (CONTINUED)
Fees waived by the Manager (Note 2)                                $   (296,994)
                                                                   ------------
  Net expenses                                                          489,374
                                                                   ------------
  Net investment loss                                                   (53,425)
                                                                   ------------
NET REALIZED AND UNREALIZED LOSS
  ON INVESTMENTS: (NOTE 3)
Net realized loss from investments                                   (4,388,901)
Net change in unrealized appreciation of investments                 (8,297,222)
                                                                   ------------
Net realized and unrealized loss on investments                     (12,686,123)
                                                                   ------------
NET DECREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                       $(12,739,548)
                                                                   ============

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                YEAR ENDED         YEAR ENDED
                                                   2002               2001
                                               ------------       ------------
DECREASE IN NET ASSETS:
Operations:
  Net investment loss                          $    (53,425)      $   (107,372)
  Net realized loss
   from investments                              (4,388,901)        (1,468,836)
  Net change in unrealized
    appreciation of investments                  (8,297,222)        (6,364,690)
                                               ------------       ------------
  Net decrease in net assets
   resulting from operations                    (12,739,548)        (7,940,898)
                                               ------------       ------------
Capital share transactions*:
  Net proceeds from sales of shares               3,289,749          4,238,519
  Cost of shares redeemed                        (5,521,602)        (9,908,385)
                                               ------------       ------------
  Decrease in net assets
   resulting from capital share
   transactions                                  (2,231,853)        (5,669,866)
                                               ------------       ------------
  Total decrease in net assets                  (14,971,401)       (13,610,764)
NET ASSETS:
  Beginning of year                              50,137,019         63,747,783
                                               ------------       ------------
  End of year                                  $ 35,165,618       $ 50,137,019
                                               ============       ============
*SHARES OF BENEFICIAL INTEREST
  ISSUED AND REDEEMED:
    Shares sold                                     488,701            526,702
    Shares redeemed                                (906,681)        (1,165,670)
                                               ------------       ------------
    Net decrease                                   (417,980)          (638,968)
                                               ============       ============






                        See Notes to Financial Statements                      7

                         EAI SELECT MANAGERS EQUITY FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year:

                                                                YEAR ENDED DECEMBER 31,
                                                   -----------------------------------------------
                                                    2002      2001      2000      1999       1998
                                                   -----     -----     ------    ------     ------
Net Asset Value, Beginning of Year ............    $7.80     $9.02     $11.13    $10.29     $ 9.43
                                                   -----     -----     ------    ------     ------
Income From Investment Operations:
Net Investment Income (Loss) ..................    (0.01)    (0.02)     (0.02)    (0.02)      0.01
Net Gain (Loss) on Investments
  (both realized and unrealized) ..............    (1.94)    (1.20)     (0.58)     3.18       2.24
                                                   -----     -----      -----     -----      -----
Total From Investment Operations ..............    (1.95)    (1.22)     (0.60)     3.16       2.25
Less Distributions from:
  Net Investment Income .......................       --        --         --        --      (0.02)
  Net Realized Gain on Investments ............       --        --      (1.51)    (2.32)     (1.37)
                                                   -----     -----      -----     -----      -----
Total Distributions ...........................       --        --      (1.51)    (2.32)     (1.39)
                                                   -----     -----      -----     -----      -----
Net Asset Value, End of Year ..................    $5.85     $7.80     $ 9.02    $11.13     $10.29
                                                   =====     =====     ======    ======     ======
Total Investment Return(a) ....................   (25.00%)  (13.53%)   (5.39%)   30.71%     23.86%

------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTARY DATA
Net Assets, End of Year (000) .................  $35,166   $50,137    $63,748   $65,545    $55,449
Ratio of Gross Expenses to Average Net Assets .    1.85%     1.66%      1.56%     1.60%      1.66%
Ratio of Net Expenses to Average Net Assets ...    1.15%     1.15%      1.15%     1.15%      1.15%
Ratio of Net Investment Income (Loss)
  to Average Net Assets(b) ....................   (0.13%)   (0.21%)    (0.21%)   (0.19%)     0.09%
Portfolio Turnover Rate                              50%       70%        93%       82%        63%

----------
(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of distributions at net asset value on the payable date and a redemption on the last day of the year.

(b) Ratios would have been (0.83%), (0.72%), (0.62%), (0.64%) and (0.42%), respectively, had the Manager not waived expenses.









8                       See Notes to Financial Statements

                         EAI SELECT MANAGERS EQUITY FUND
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES:

EAI Select Managers Equity Fund (the "Fund"), organized as a Massachusetts business trust on September 27, 1995, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The primary investment objective of the Fund is to achieve long-term capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The financial statements are presented in conformity with generally accepted accounting principles in the United States. The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect reported amounts in the financial statements. Actual results could differ from these estimates.

A. SECURITY VALUATION--Securities traded on national exchanges or traded in the NASDAQ National Market System are valued at the last sales prices reported at the close of business on the principal markets for such securities on the last business day of the year. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the last bid price. Short-term obligations with more than sixty days remaining to maturity are valued at market. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which, with accrued interest, approximates market value. Securities for which quotations are not readily available are stated at fair value as determined by the Board of Trustees.

B. FEDERAL INCOME TAXES--It is the Fund's policy to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS--Distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from such amounts reported in accordance with generally accepted accounting principles in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require reclassification.

D. SECURITY TRANSACTIONS AND INVESTMENT INCOME--Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities are determined on the specific identification cost method. Dividend income is recorded on ex-dividend date. Interest income is accrued as earned.

NOTE 2--AGREEMENTS AND TRANSACTIONS OF RELATED PARTIES--Evaluation Associates Capital Markets, Inc. (the "Manager"), a wholly owned subsidiary of EAI Partners, L.P. (the "Parent"), earned fees of $391,499 for the year ended December 31, 2002 for management of the Fund. The fee is based on an annual rate of 0.92% of average daily net assets. For the year ended December 31, 2002, the Manager agreed to waive management fees in the amount of $296,994 which represents the amount exceeding a self imposed expense limitation of 1.15% of average daily net assets per annum. Such limitation will be in effect until December 31, 2003.

Certain officers and trustees of the Fund are officers, directors, or partners of the Manager or Parent.

Affiliates of the Manager or Parent and counsel to the Fund own 2,306,907 shares (38.4%) and 1,971,506 shares (32.8%), respectively, of the outstanding shares of the Fund. Additionally, 834,757 shares are owned by two other shareholders, each of whom owns 7.2% and 6.7% of the outstanding shares of the Fund, respectively.

The Manager pays from its management fee four Subadvisers a fee at the annual rate of 0.375 of 1% and one Subadviser a fee at the annual rate of 0.25% of 1% of the average monthly net asset value of the Fund managed by that Subadviser.

At December 31, 2002, the Subadvisers are Iridian Asset Management LLC, Goldman Sachs Asset Management, Mastrapasqua & Associates, Inc., Cohen, Klingenstein & Marks, Inc., and Siphron Capital Management.

In accordance with a Portfolio Accounting and Administration Agreement with Van Eck Associates Corporation, the Fund accrued $100,000 in administration fees for the year ended December 31, 2002. The annual fee is graduated, beginning at 0.20 of 1% of the average daily net assets of less than $100 million to 0.12 of 1% of the

                        EAI SELECT MANAGERS EQUITY FUND
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

average daily net assets in excess of $260 million. There is a minimum annual fee of $100,000 payable to Van Eck Associates Corporation.

The Fund accrued $42,120 of legal fees payable to Day, Berry & Howard LLP, counsel to the Fund, for the year ended December 31, 2002 for legal services in conjunction with the Fund's ongoing operations.

DISTRIBUTION AGREEMENT--Under the terms of a Distribution Agreement with the Fund, EAI Securities Inc., a wholly owned subsidiary of the Parent, serves as the Distributor of the Fund's shares. EAI Securities, Inc., does not receive any fees for services provided pursuant to this agreement.

NOTE 3--PURCHASES AND SALES--Purchases and sales of securities, other than short-term obligations, aggregated $21,150,919 and $23,060,049, respectively, for the year ended December 31, 2002. For federal income tax purposes the cost of investments owned at December 31, 2002 was $42,292,804.

As of December 31, 2002, net unrealized depreciation for federal income tax purposes aggregated $7,149,045 of which $2,243,650 related to appreciated securities and $9,392,695 related to depreciated securities.

NOTE 4--DISTRIBUTIONS TO SHAREHOLDERS--At December 31, 2002, the Fund had for tax purposes, capital loss carryforwards and Post-October losses of $5,434,844 and $377,338, respectively. The capital loss carryforward of $5,013,774 and $421,070 expire on December 31, 2010 and December 31, 2009, respectively. There were no dividends paid during 2002.

                         EAI SELECT MANAGERS EQUITY FUND
--------------------------------------------------------------------------------

Report of Independent Accountants

To the Board of Trustees and Shareholders of the EAI SELECT MANAGERS EQUITY FUND:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the EAI Select Managers Equity Fund (the "Fund") at December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.




/s/ PricewaterhouseCoopers LLP
------------------------------
PricewaterhouseCoopers LLP
New York, New York
January 27, 2003

                         EAI SELECT MANAGERS EQUITY FUND
--------------------------------------------------------------------------------

TRUSTEE'S/OFFICER'S NAME,
ADDRESS(1), AGE, POSITION(S)
HELD WITH FUND AND LENGTH                                                                           OTHER
OF SERVICE AS AN EAI SELECT                                                                         DIRECTORSHIPS
TRUSTEE OR OFFICER(2):            PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS:                   HELD:
-------------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEES

Phillip N. Maisano (55)*+#        Chairman, Chief Executive Officer, President and Director of      None
Trustee, Chief Executive Officer  Evaluation Associates Holding Corporation ("Holding"), which
and President since 1995          is the general partner of EAI Partners, L.P., an investment consulting and management company and parent of the Manager,
                                  (the "Parent"); Chairman, Chief Executive Officer and
                                  Director of Evaluation Associates Capital Markets,
                                  Incorporated (the "Manager"), an investment management
                                  company and investment adviser to the Fund; Chairman and
                                  Director of EAI Securities Inc. (the "Distributor"), a
                                  registered broker/dealer and the distributor for the Fund.

-------------------------------------------------------------------------------------------------------------------

Keith Stransky (51)*#             Senior Vice President of Holding; Executive Vice President of     None
Trustee and Senior Vice           the Manager.
President since 1995

-------------------------------------------------------------------------------------------------------------------

NON-INTERESTED TRUSTEES

Charles E. Collard (69) @^        Vice President, Airline Claim Associated Aviation Underwriters,   None
Trustee since 1995                an aviation insurance company (1974-1998); President, Collard
                                  Network L.L.C., insurance claims and lawsuit consulting company.

-------------------------------------------------------------------------------------------------------------------

Neal Jewell (67) @^               Retired/part-time independent consultant.                         Trustee of
Trustee since 1995                                                                                  Diversified
Portfolios                                                                                          Investment

-------------------------------------------------------------------------------------------------------------------

James Schuppenhauer (59)+@^       Vice President, Administration and Finance, Belmont               None
Trustee since 1995                Abbey College.

-------------------------------------------------------------------------------------------------------------------

OFFICERS

William C. Crerend (40)*          Executive Vice President, Chief Operating Officer and General     None
Vice President since 1995         Counsel of the Manager (1997-1999); President of the Manager;
                                  Director, Senior Vice President and General
                                  Counsel of Holding; Senior Vice President and
                                  Agent for the Distributor.

-------------------------------------------------------------------------------------------------------------------

Peter Gwiazdowski (49)*           Vice President and Treasurer of the Manager.                      None
Treasurer (Chief Financial &
Accounting Officer) since 1995

-------------------------------------------------------------------------------------------------------------------

                                EAI SELECT MANAGERS EQUITY FUND
--------------------------------------------------------------------------------

OFFICERS (CONT'D)

Elke Bartel (60)*                 Secretary of the Manager and the Distributor; Senior Vice         None
Secretary since 1995              President, Secretary and Treasurer of Holding.
-------------------------------------------------------------------------------------------------------------------

Thomas H. Elwood (55)             Former Associate Counsel of Jefferson Pilot Insurance Company     None
99 Park Avenue                    and officer of other investment companies distributed by
New York, NY 10016                Jefferson Pilot and its affiliates (1994-1998); Vice
Assistant Secretary since 1998    President and Secretary of funds advised by Van Eck
                                  Associates Corporation and officer of funds distributed and administered by Van Eck Associates Corporation; Vice
                                  President and/or General Counsel of Van Eck Associates
                                  Corporation and other affiliated companies.

---------------
(1) The address for each Trustee/Officer is 200 Connecticut Avenue, Suite 700, Norwalk, CT 06854, except where noted.

(2) Each trustee serves for an indefinite term, until his resignation, death or removal. Officers are elected yearly by the Trustees.

*   An "interested person" as defined in the Investment Company Act of 1940.

+ Member of the Executive Committee--exercises general powers of Board of Trustees between meetings of the Board. The committee did not meet in 2002.

# Member of the Nominating Committee for interested Trustees. Such committee will not consider nominees recommended by shareholders. The committee did not meet in 2002.

^ Member of the Nominating Committee for non-interested Trustees. Such committee will not consider nominees recommended by shareholders. The committee did not meet in 2002.

@ Member of the Audit Committee--reviews fees, services, procedures, conclusions and recommendations of independent auditors. The Audit Committee met twice in the year ended December 31, 2002.

                                                                 o o o
===========================================          ===========================

INVESTMENT MANAGER

Evaluation Associates Capital Markets, Inc.
200 Connecticut Avenue
Suite 700
Norwalk, CT 06854-1958

ADMINISTRATOR
Van Eck Associates Corporation                               EAI SELECT
99 Park Avenue
New York, NY 10016                                     ----------------------

INDEPENDENT ACCOUNTANTS                                       MANAGERS
PricewaterhouseCoopers LLP
1177 Avenue of Americas                                ----------------------
New York, NY 10036
                                                             EQUITY FUND
LEGAL COUNSEL
Day, Berry & Howard LLP                                ----------------------
CityPlace
Hartford, CT 06103                                             ANNUAL

TRANSFER AGENT                                         ----------------------
DST Systems, Inc.
210 West 10th Street                                          REPORT
Kansas City, MO 64105-1802
                                                       ----------------------
CUSTODIAN
Boston Safe Deposit and Trust Company                    DECEMBER 31, 2002
One Boston Place
Boston, MA 02108

--------------------------------------------
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED
BY AN EFFECTIVE PROSPECTUS WHICH INCLUDES
MORE COMPLETE INFORMATION SUCH AS CHARGES
AND EXPENSES. FOR A PROSPECTUS AND
ADDITIONAL INFORMATION ABOUT EAI SELECT              ===========================
MANAGERS EQUITY FUND, PLEASE CALL THE NUMBER
LISTED BELOW.

[Graphic Omitted] EAI
                  SELECT                                 [Graphic Omitted]

EAI Select Managers Equity Fund

EAI Securities Inc. -- DISTRIBUTOR

200 Connecticut Avenue
Suite 700
Norwalk, CT 06854-1958
(203) 855-2255 (call collect)
www.eaiselect.com

============================================

ITEM 2.  CODE OF ETHICS


Due to early adoption of Form N-CSR, Item 2 Code of Ethics is not required as of this filing date, as per Securities and Exchange Commission [Release Nos. 34-47262; IC-25914; File Nos. S7-33-02; S7-40-02] RIN 3235-AI63; RIN 3235-AI66.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

Due to early adoption of Form N-CSR, Item 3 Audit Committee Financial Expert disclosure is not required as of this filing date as per Securities and Exchange Commission [Release Nos. 34-47262; IC-25914; File Nos. S7-33-02; S7-40-02] RIN
3235-AI63; RIN 3235-AI66.


ITEMS 4-8.  [RESERVED]

Due to early adoption of Form N-CSR, Items 4-8 are not required as of this filing date as per Securities and Exchange Commission [Release Nos. 34-47262; IC-25914; File Nos. S7-33-02; S7-40-02] RIN 3235-AI63; RIN 3235-AI66.


ITEM 9(A) CONTROLS AND PROCEDURES

Due to early adoption of Form N-CSR, Item 9(a) of Controls and Procedures is not required as of this filing date as per Securities and Exchange Commission [Release Nos. 34-47262; IC-25914; File Nos. S7-33-02; S7-40-02] RIN 3235-AI63;
RIN 3235-AI66.


ITEM 9(B) CONTROLS AND PROCEDURES

There have been no significant changes in EAI Select Managers Equity Fund internal controls or other factors that could significantly affect these controls subsequent to February 14, 2003.

ITEM 10. EXHIBITS

(A)      None.
(B) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached as Exhibit 99.CERT.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                        EAI Select Managers Equity Fund
--------------------------------------------------------------------------------
By
                             /s/ Phillip N. Maisano
--------------------------------------------------------------------------------
                               Phillip N. Maisano
                             Chief Executive Officer

Dated:  February 24, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
                             /s/ Phillip N. Maisano
--------------------------------------------------------------------------------
                               Phillip N. Maisano
                             Chief Executive Officer

Dated:  February 24, 2003


By
                            /s/ Peter P. Gwiazdowski
--------------------------------------------------------------------------------
                              Peter P. Gwiazdowski
                             Chief Financial Officer

Dated:  February 24, 2003